UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10001

                    OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                          Date of fiscal year end: JULY

                      Date of reporting period: 07/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Oil & Gas                                                                 13.0%
--------------------------------------------------------------------------------
Insurance                                                                  5.9
--------------------------------------------------------------------------------
Diversified Financial Services                                             5.6
--------------------------------------------------------------------------------
Pharmaceuticals                                                            5.1
--------------------------------------------------------------------------------
Capital Markets                                                            4.9
--------------------------------------------------------------------------------
Commercial Banks                                                           4.7
--------------------------------------------------------------------------------
Health Care Providers & Services                                           4.4
--------------------------------------------------------------------------------
Aerospace & Defense                                                        3.6
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                   3.6
--------------------------------------------------------------------------------
Computers & Peripherals                                                    3.3

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          3.5%
--------------------------------------------------------------------------------
General Electric Co.                                                       2.3
--------------------------------------------------------------------------------
Citigroup, Inc.                                                            2.0
--------------------------------------------------------------------------------
Bank of America Corp.                                                      2.0
--------------------------------------------------------------------------------
Microsoft Corp.                                                            1.9
--------------------------------------------------------------------------------
Chevron Corp.                                                              1.5
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       1.4
--------------------------------------------------------------------------------
Johnson & Johnson                                                          1.4
--------------------------------------------------------------------------------
ConocoPhillips                                                             1.2
--------------------------------------------------------------------------------
Altria Group, Inc.                                                         1.2

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on net assets. For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.


                  8 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

            Financials                                      22.7%

            Information Technology                          15.3

            Energy                                          14.0

            Industrials                                     13.4

            Health Care                                     11.7

            Consumer Discretionary                           8.8

            Consumer Staples                                 7.2

            Materials                                        3.4

            Telecommunication Services                       2.1

            Utilities                                        1.4

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2006, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                  9 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended July 31, 2006, Oppenheimer Main Street Opportunity Fund produced total returns that were greater than that of its benchmark, the Russell 3000 Index, and higher than the average return of the funds reported in its peer group, the Lipper Multi-Cap Core category. We attribute the Fund's strong relative performance to the success of our market-capitalization allocation and security selection strategies.

      From a market capitalization standpoint, the Fund began the reporting period with an emphasis on stocks at the larger end of the capitalization range and a corresponding de-emphasis on smaller-cap stocks. This position reflected results from our statistical models suggesting that the cycle of small-cap outperformance that began in 1999 was likely to come to an end. While this positioning proved to be relatively costly over much of the reporting period, when smaller, lower-quality stocks continued to outperform their larger counterparts, it positioned the Fund well for the shift in investor sentiment that began in May 2006. The Fund's emphasis on larger stocks enabled it to weather the ensuing market correction better than its benchmark, offsetting earlier allocation-related weakness and contributing positively to the Fund's performance for the reporting period overall.

      The Fund's stock selection strategy produced higher returns than the benchmark in nine of the ten economic sectors represented in the Russell 3000 Index. Only the telecommunications services areas detracted mildly from the Fund's relative performance. Our sector allocation decisions were especially successful in the energy and consumer discretionary sectors. An overweighted position in the energy sector helped the Fund participate more fully in its gains, while relatively light exposure to consumer discretionary stocks sheltered the Fund from the full brunt of weakness in that sector.

      Finally, it is worth noting that although the Fund remains very well diversified, the number of stocks in the Fund's portfolio has declined from 834 at the start of the reporting period to 496 at the end. This reflects the Fund's sale of a number of micro-, small- and mid-cap issues as we increased the proportion of assets invested in large- and mega-cap stocks.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2006. In the case of Class A, Class B, Class C, and Class Y, performance is measured from inception of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the class on March 1, 2001. The Fund's


                 10 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of large-capitalization U.S. companies. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  11 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class A)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                Oppenheimer Main Street
                                  Opportunity Fund(R)            Russell 3000
                                       (Class A)                    Index
-----------------------------------------------------------------------------
09/25/2000                              $ 9,425                    $10,000
10/31/2000                              $ 9,218                    $ 9,858
01/31/2001                              $ 9,714                    $ 9,411
04/30/2001                              $ 9,638                    $ 8,635
07/31/2001                              $ 9,874                    $ 8,403
10/31/2001                              $ 9,214                    $ 7,377
01/31/2002                              $10,015                    $ 7,956
04/30/2002                              $10,459                    $ 7,708
07/31/2002                              $ 8,752                    $ 6,508
10/31/2002                              $ 8,544                    $ 6,318
01/31/2003                              $ 8,346                    $ 6,167
04/30/2003                              $ 8,931                    $ 6,629
07/31/2003                              $10,091                    $ 7,288
10/31/2003                              $11,270                    $ 7,815
01/31/2004                              $12,345                    $ 8,457
04/30/2004                              $11,986                    $ 8,294
07/31/2004                              $11,968                    $ 8,258
10/31/2004                              $12,383                    $ 8,557
01/31/2005                              $13,062                    $ 9,027
04/30/2005                              $12,816                    $ 8,873
07/31/2005                              $13,901                    $ 9,654
10/31/2005                              $13,758                    $ 9,465
01/31/2006                              $14,902                    $10,171
04/30/2006                              $15,360                    $10,477
07/31/2006                              $14,945                    $10,150

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year 1.33%   5-Year 7.36%   Since Inception (9/25/00) 7.11%


                  12 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class B)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                Oppenheimer Main Street
                                  Opportunity Fund(R)            Russell 3000
                                       (Class B)                    Index
-----------------------------------------------------------------------------
09/25/2000                              $10,000                    $10,000
10/31/2000                              $ 9,780                    $ 9,858
01/31/2001                              $10,280                    $ 9,411
04/30/2001                              $10,180                    $ 8,635
07/31/2001                              $10,400                    $ 8,403
10/31/2001                              $ 9,700                    $ 7,377
01/31/2002                              $10,520                    $ 7,956
04/30/2002                              $10,960                    $ 7,708
07/31/2002                              $ 9,150                    $ 6,508
10/31/2002                              $ 8,920                    $ 6,318
01/31/2003                              $ 8,700                    $ 6,167
04/30/2003                              $ 9,290                    $ 6,629
07/31/2003                              $10,470                    $ 7,288
10/31/2003                              $11,670                    $ 7,815
01/31/2004                              $12,760                    $ 8,457
04/30/2004                              $12,360                    $ 8,294
07/31/2004                              $12,310                    $ 8,258
10/31/2004                              $12,720                    $ 8,557
01/31/2005                              $13,378                    $ 9,027
04/30/2005                              $13,107                    $ 8,873
07/31/2005                              $14,178                    $ 9,654
10/31/2005                              $14,016                    $ 9,465
01/31/2006                              $15,142                    $10,171
04/30/2006                              $15,578                    $10,477
07/31/2006                              $15,019                    $10,150

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year 1.64%   5-Year 7.47%   Since Inception (9/25/00) 7.20%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  13 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class C)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                Oppenheimer Main Street
                                  Opportunity Fund(R)            Russell 3000
                                       (Class C)                    Index
-----------------------------------------------------------------------------
09/25/2000                              $10,000                    $10,000
10/31/2000                              $ 9,780                    $ 9,857
01/31/2001                              $10,280                    $ 9,410
04/30/2001                              $10,180                    $ 8,634
07/31/2001                              $10,400                    $ 8,402
10/31/2001                              $ 9,690                    $ 7,376
01/31/2002                              $10,510                    $ 7,955
04/30/2002                              $10,960                    $ 7,708
07/31/2002                              $ 9,150                    $ 6,508
10/31/2002                              $ 8,920                    $ 6,317
01/31/2003                              $ 8,700                    $ 6,166
04/30/2003                              $ 9,290                    $ 6,629
07/31/2003                              $10,480                    $ 7,287
10/31/2003                              $11,680                    $ 7,814
01/31/2004                              $12,780                    $ 8,457
04/30/2004                              $12,380                    $ 8,294
07/31/2004                              $12,340                    $ 8,257
10/31/2004                              $12,750                    $ 8,557
01/31/2005                              $13,418                    $ 9,027
04/30/2005                              $13,147                    $ 8,872
07/31/2005                              $14,228                    $ 9,653
10/31/2005                              $14,055                    $ 9,464
01/31/2006                              $15,192                    $10,170
04/30/2006                              $15,640                    $10,477
07/31/2006                              $15,181                    $10,150

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year 5.69%   5-Year 7.86%   Since Inception (9/25/00) 7.40%


                  14 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class N)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                Oppenheimer Main Street
                                  Opportunity Fund(R)            Russell 3000
                                       (Class N)                    Index
-----------------------------------------------------------------------------
03/01/2001                              $10,000                    $10,000
04/30/2001                              $10,376                    $10,097
07/31/2001                              $10,620                    $ 9,826
10/31/2001                              $ 9,909                    $ 8,626
01/31/2002                              $10,762                    $ 9,304
04/30/2002                              $11,220                    $ 9,014
07/31/2002                              $ 9,380                    $ 7,611
10/31/2002                              $ 9,157                    $ 7,388
01/31/2003                              $ 8,943                    $ 7,211
04/30/2003                              $ 9,563                    $ 7,752
07/31/2003                              $10,793                    $ 8,523
10/31/2003                              $12,053                    $ 9,138
01/31/2004                              $13,191                    $ 9,890
04/30/2004                              $12,795                    $ 9,700
07/31/2004                              $12,764                    $ 9,657
10/31/2004                              $13,191                    $10,007
01/31/2005                              $13,899                    $10,557
04/30/2005                              $13,624                    $10,376
07/31/2005                              $14,758                    $11,289
10/31/2005                              $14,593                    $11,068
01/31/2006                              $15,794                    $11,894
04/30/2006                              $16,274                    $12,252
07/31/2006                              $15,805                    $11,870

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 7/31/06

1-Year 6.09%   5-Year 8.28%   Since Inception (3/1/01) 8.82%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  15 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Main Street Opportunity Fund(R) (Class Y)

      Russell 3000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                Oppenheimer Main Street
                                  Opportunity Fund(R)            Russell 3000
                                       (Class Y)                    Index
-----------------------------------------------------------------------------
09/25/2000                              $10,000                    $10,000
10/31/2000                              $ 9,780                    $ 9,858
01/31/2001                              $10,314                    $ 9,411
04/30/2001                              $10,233                    $ 8,635
07/31/2001                              $10,494                    $ 8,403
10/31/2001                              $ 9,803                    $ 7,377
01/31/2002                              $10,654                    $ 7,956
04/30/2002                              $11,135                    $ 7,708
07/31/2002                              $ 9,322                    $ 6,508
10/31/2002                              $ 9,112                    $ 6,318
01/31/2003                              $ 8,912                    $ 6,167
04/30/2003                              $ 9,553                    $ 6,629
07/31/2003                              $10,804                    $ 7,288
10/31/2003                              $12,086                    $ 7,815
01/31/2004                              $13,247                    $ 8,457
04/30/2004                              $12,877                    $ 8,294
07/31/2004                              $12,877                    $ 8,258
10/31/2004                              $13,338                    $ 8,557
01/31/2005                              $14,077                    $ 9,027
04/30/2005                              $13,826                    $ 8,873
07/31/2005                              $14,992                    $ 9,654
10/31/2005                              $14,862                    $ 9,465
01/31/2006                              $16,103                    $10,171
04/30/2006                              $16,626                    $10,477
07/31/2006                              $16,183                    $10,150

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 7/31/06

1-Year 7.94%   5-Year 9.05%   Since Inception (9/25/00) 8.58%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                  16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES
--------------------------------------------------------------------------------

TOTAL RETURNS AND THE ENDING ACCOUNT VALUES IN THE GRAPHS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS IN A HYPOTHETICAL INVESTMENT FOR THE PERIODS SHOWN. THE FUND'S TOTAL RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF INCOME TAXES ON AN INDIVIDUAL'S INVESTMENT. TAXES MAY REDUCE YOUR ACTUAL INVESTMENT RETURNS ON INCOME OR GAINS PAID BY THE FUND OR ANY GAINS YOU MAY REALIZE IF YOU SELL YOUR SHARES.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THE FUND'S INVESTMENT STRATEGY AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

CLASS A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                  18 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING         ENDING           EXPENSES
                            ACCOUNT           ACCOUNT          PAID DURING
                            VALUE             VALUE            6 MONTHS ENDED
                            (2/1/06)          (7/31/06)        JULY 31, 2006
--------------------------------------------------------------------------------
Class A Actual              $1,000.00         $1,002.90        $5.38
--------------------------------------------------------------------------------
Class A Hypothetical         1,000.00          1,019.44         5.42
--------------------------------------------------------------------------------
Class B Actual               1,000.00            998.50         9.46
--------------------------------------------------------------------------------
Class B Hypothetical         1,000.00          1,015.37         9.54
--------------------------------------------------------------------------------
Class C Actual               1,000.00            999.30         9.06
--------------------------------------------------------------------------------
Class C Hypothetical         1,000.00          1,015.77         9.14
--------------------------------------------------------------------------------
Class N Actual               1,000.00          1,000.70         7.17
--------------------------------------------------------------------------------
Class N Hypothetical         1,000.00          1,017.65         7.23
--------------------------------------------------------------------------------
Class Y Actual               1,000.00          1,004.90         3.44
--------------------------------------------------------------------------------
Class Y Hypothetical         1,000.00          1,021.37         3.46

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2006 are as follows:

CLASS           EXPENSE RATIOS
-------------------------------
Class A              1.08%
-------------------------------
Class B              1.90
-------------------------------
Class C              1.82
-------------------------------
Class N              1.44
-------------------------------
Class Y              0.69

--------------------------------------------------------------------------------


                  19 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  July 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.6%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
ArvinMeritor, Inc.                                    21,100    $       347,306
--------------------------------------------------------------------------------
Autoliv, Inc.                                         24,200          1,359,314
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                25,000          1,919,000
--------------------------------------------------------------------------------
Tenneco, Inc. 1                                       57,400          1,333,402
                                                                ----------------
                                                                      4,959,022

--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
General Motors Corp.                                 118,600          3,822,478
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                 63,000          3,591,000
--------------------------------------------------------------------------------
Thor Industries, Inc.                                 11,500            492,660
                                                                ----------------
                                                                      7,906,138

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Jackson Hewitt
Tax Service, Inc.                                     42,200          1,440,286
--------------------------------------------------------------------------------
Service Corp.
International                                         90,900            682,659
                                                                ----------------
                                                                      2,122,945

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.3%
Aztar Corp. 1                                         10,800            558,792
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                 11,600            319,464
--------------------------------------------------------------------------------
Burger King
Holdings, Inc. 1                                      83,400          1,271,850
--------------------------------------------------------------------------------
Choice Hotels
International, Inc.                                   61,500          2,621,130
--------------------------------------------------------------------------------
CKE Restaurants, Inc.                                  5,300             81,620
--------------------------------------------------------------------------------
Darden
Restaurants, Inc.                                     27,000            912,600
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                  39,700            902,778
--------------------------------------------------------------------------------
International
Game Technology                                      295,300         11,416,298
--------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                8,700            343,128
--------------------------------------------------------------------------------
Marriott
International, Inc., Cl. A                           190,800          6,712,344
--------------------------------------------------------------------------------
McDonald's Corp.                                     400,000         14,156,000
--------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                   216,800          7,705,072
--------------------------------------------------------------------------------
Papa John's
International, Inc. 1                                 10,400            334,256

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Starbucks Corp. 1                                    400,000    $    13,704,000
--------------------------------------------------------------------------------
Starwood Hotels
& Resorts Worldwide,
Inc.                                                 142,300          7,482,134
--------------------------------------------------------------------------------
Vail Resorts, Inc. 1                                   7,900            273,103
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                    280,000         12,600,000
                                                                ----------------
                                                                     81,394,569

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Ethan Allen
Interiors, Inc.                                        9,900            369,468
--------------------------------------------------------------------------------
Furniture Brands
International, Inc. 2                                 52,600          1,055,156
--------------------------------------------------------------------------------
Kimball
International, Inc., Cl. B                            19,100            339,407
--------------------------------------------------------------------------------
Leggett & Platt, Inc.                                 36,500            832,930
--------------------------------------------------------------------------------
Snap-On, Inc.                                         10,100            424,301
                                                                ----------------
                                                                      3,021,262

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.0%
Liberty Media Holding
Corp.-Interactive,
Series A 1                                            75,000          1,235,250
--------------------------------------------------------------------------------
MEDIA--2.6%
CBS Corp., Cl. B                                      84,800          2,326,064
--------------------------------------------------------------------------------
Clear Channel
Communications, Inc.                                 573,600         16,605,720
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                               109,100          3,750,858
--------------------------------------------------------------------------------
DirecTV
Group, Inc. (The) 1                                  570,000          9,718,500
--------------------------------------------------------------------------------
Entravision
Communications
Corp. 1                                               35,100            273,078
--------------------------------------------------------------------------------
Gannett Co., Inc.                                    225,000         11,727,000
--------------------------------------------------------------------------------
Liberty Media
Holding Corp.-Capital,
Series A 1                                            10,200            832,422
--------------------------------------------------------------------------------
McGraw-Hill Cos.,
Inc. (The)                                           278,900         15,702,070
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                              343,600          6,610,864
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                  125,000         11,063,750
--------------------------------------------------------------------------------
Time Warner, Inc.                                    135,800          2,240,700


                  20 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Viacom, Inc., Cl. B 1                                 20,964    $       730,595
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                325,000          9,649,250
--------------------------------------------------------------------------------
World Wrestling
Federation
Entertainment, Inc.                                   21,000            342,720
                                                                ----------------
                                                                     91,573,591

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Big Lots, Inc. 1                                      54,000            872,640
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A                                67,200          2,018,016
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                           112,500          2,992,500
--------------------------------------------------------------------------------
Family Dollar
Stores, Inc.                                          76,700          1,742,624
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.
(Holding Co.)                                        220,300         13,870,088
--------------------------------------------------------------------------------
Nordstrom, Inc.                                      368,300         12,632,690
                                                                ----------------
                                                                     34,128,558

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.1%
AnnTaylor
Stores Corp. 1                                        38,200          1,568,492
--------------------------------------------------------------------------------
AutoNation, Inc. 1                                    33,377            657,527
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                  62,100          2,081,592
--------------------------------------------------------------------------------
Buckle, Inc. (The)                                     8,700            345,390
--------------------------------------------------------------------------------
Cato Corp., Cl. A                                     14,500            352,640
--------------------------------------------------------------------------------
Charming
Shoppes, Inc. 1                                      116,600          1,202,146
--------------------------------------------------------------------------------
Christopher
& Banks Corp.                                         12,900            363,651
--------------------------------------------------------------------------------
Circuit City Stores,
Inc./Circuit City Group                               91,600          2,244,200
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                              14,100            304,278
--------------------------------------------------------------------------------
Gap, Inc. (The)                                      560,400          9,722,940
--------------------------------------------------------------------------------
Group 1
Automotive, Inc.                                      21,000          1,287,720
--------------------------------------------------------------------------------
Guess?, Inc. 1                                        35,600          1,516,560
--------------------------------------------------------------------------------
Gymboree Corp. 1                                      23,300            781,016
--------------------------------------------------------------------------------
Home Depot, Inc.                                     180,600          6,268,626
--------------------------------------------------------------------------------
Limited Brands, Inc.                                 293,000          7,371,880
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    460,800         13,063,680

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Men's Wearhouse,
Inc. (The)                                            16,150    $       502,427
--------------------------------------------------------------------------------
Michaels Stores, Inc.                                 55,500          2,354,310
--------------------------------------------------------------------------------
Office Depot, Inc. 1                                 425,400         15,335,670
--------------------------------------------------------------------------------
OfficeMax, Inc.                                       24,200            994,862
--------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                  17,000            837,930
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc. 1                                    30,900            799,692
--------------------------------------------------------------------------------
RadioShack Corp.                                      28,300            457,611
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                 41,500          1,117,595
--------------------------------------------------------------------------------
Staples, Inc.                                         38,750            837,775
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                  86,900          2,117,753
--------------------------------------------------------------------------------
Tween Brands, Inc. 1                                  21,200            789,064
--------------------------------------------------------------------------------
United Auto
Group, Inc.                                           22,700            485,553
                                                                ----------------
                                                                     75,762,580

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.1%
Brown Shoe Co., Inc.                                  11,200            362,656
--------------------------------------------------------------------------------
Columbia
Sportswear Co. 1                                      11,400            566,808
--------------------------------------------------------------------------------
Kellwood Co.                                           4,400            116,380
--------------------------------------------------------------------------------
Liz Claiborne, Inc.                                   33,200          1,173,620
--------------------------------------------------------------------------------
Phillips/Van
Heusen Corp.                                          21,900            778,107
--------------------------------------------------------------------------------
Skechers U.S.A.,
Inc., Cl. A 1                                         14,200            309,702
--------------------------------------------------------------------------------
Wolverine
World Wide, Inc.                                      13,900            353,616
                                                                ----------------
                                                                      3,660,889

--------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
--------------------------------------------------------------------------------
BEVERAGES--1.7%
Coca-Cola Co. (The)                                  690,000         30,705,000
--------------------------------------------------------------------------------
Pepsi Bottling
Group, Inc. (The)                                     90,400          3,005,800
--------------------------------------------------------------------------------
PepsiCo, Inc.                                        426,300         27,018,894
                                                                ----------------
                                                                     60,729,694


                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Costco
Wholesale Corp.                                      186,300    $     9,829,188
--------------------------------------------------------------------------------
Kroger Co. (The)                                     148,700          3,409,691
--------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                7,200            296,064
--------------------------------------------------------------------------------
Safeway, Inc.                                        410,000         11,512,800
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                275,000         12,237,500
                                                                ----------------
                                                                     37,285,243

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Campbell Soup Co.                                    313,600         11,502,848
--------------------------------------------------------------------------------
ConAgra Foods, Inc.                                  600,000         12,900,000
--------------------------------------------------------------------------------
Dean Foods Co. 1                                      25,800            968,274
--------------------------------------------------------------------------------
Del Monte Foods Co.                                  247,100          2,589,608
--------------------------------------------------------------------------------
Flowers Foods, Inc.                                   12,225            348,168
--------------------------------------------------------------------------------
General Mills, Inc.                                   92,700          4,811,130
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                     145,000          6,085,650
--------------------------------------------------------------------------------
Hormel Foods Corp.                                     1,200             45,276
--------------------------------------------------------------------------------
Kellogg Co.                                          151,900          7,317,023
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                              36,700          1,189,080
                                                                ----------------
                                                                     47,757,057

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Colgate-Palmolive Co.                                373,700         22,167,884
--------------------------------------------------------------------------------
Procter & Gamble
Co. (The)                                            534,067         30,014,565
                                                                ----------------
                                                                     52,182,449

--------------------------------------------------------------------------------
TOBACCO--1.6%
Altria Group, Inc.                                   540,000         43,183,800
--------------------------------------------------------------------------------
Loews Corp./Carolina
Group                                                 42,000          2,409,960
--------------------------------------------------------------------------------
Reynolds
American, Inc.                                        80,000         10,142,400
                                                                ----------------
                                                                     55,736,160

--------------------------------------------------------------------------------
ENERGY--13.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Ensign Energy
Services, Inc.                                        90,000          1,973,845
--------------------------------------------------------------------------------
Grey Wolf, Inc. 1                                     61,300            469,558
--------------------------------------------------------------------------------
NS Group, Inc. 1                                      31,900          1,613,502

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Schlumberger Ltd.                                    300,200    $    20,068,370
--------------------------------------------------------------------------------
Tidewater, Inc.                                        2,800            133,588
--------------------------------------------------------------------------------
Trican Well
Service Ltd.                                         110,400          2,347,110
--------------------------------------------------------------------------------
Unit Corp. 1                                          17,700          1,037,928
--------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                   18,100          1,036,587
--------------------------------------------------------------------------------
W-H Energy
Services, Inc. 1                                       7,000            385,140
--------------------------------------------------------------------------------
Western Lakota
Energy Sevices, Inc. 1                                42,800            567,666
                                                                ----------------
                                                                     29,633,294

--------------------------------------------------------------------------------
OIL & GAS--13.0%
Alberta Clipper
Energy, Inc. 1                                        84,317            393,385
--------------------------------------------------------------------------------
Anadarko
Petroleum Corp.                                      360,000         16,466,400
--------------------------------------------------------------------------------
Apache Corp.                                         241,500         17,018,505
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                  390,000          1,602,456
--------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                  110,000            451,975
--------------------------------------------------------------------------------
Canadian Natural
Resources Ltd.                                        75,000          3,982,946
--------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                             40,400            478,092
--------------------------------------------------------------------------------
Chamaelo
Exploration Ltd. 1                                   383,120          1,834,859
--------------------------------------------------------------------------------
Chevron Corp.                                        804,871         52,944,414
--------------------------------------------------------------------------------
Cimarex Energy Co.                                    43,400          1,772,022
--------------------------------------------------------------------------------
Clear Energy, Inc. 1                                 214,466            776,982
--------------------------------------------------------------------------------
Comstock
Resources, Inc. 1                                     41,000          1,206,220
--------------------------------------------------------------------------------
ConocoPhillips                                       631,443         43,342,248
--------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                 90,820          1,109,871
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                100,000            402,934
--------------------------------------------------------------------------------
Delphi Energy Corp. 1                                150,000            604,400
--------------------------------------------------------------------------------
Devon Energy Corp.                                   355,000         22,947,200
--------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                  29,500          1,077,348
--------------------------------------------------------------------------------
EOG Resources, Inc.                                  210,000         15,571,510
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                  1,846,000        125,048,040
--------------------------------------------------------------------------------
Foundation Coal
Holdings, Inc.                                        43,300          1,651,462


                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Frontier Oil Corp.                                    60,800    $     2,143,200
--------------------------------------------------------------------------------
Galleon Energy,
Inc., Cl. A 1                                         17,250            336,098
--------------------------------------------------------------------------------
Hess Corp.                                           255,000         13,489,500
--------------------------------------------------------------------------------
Highpine Oil
& Gas Ltd. 1                                          18,400            304,363
--------------------------------------------------------------------------------
Kerr-McGee Corp.                                     306,158         21,492,292
--------------------------------------------------------------------------------
Marathon Oil Corp.                                   263,200         23,856,448
--------------------------------------------------------------------------------
Mission Oil
& Gas, Inc. 1,3                                       74,500            980,211
--------------------------------------------------------------------------------
Occidental
Petroleum Corp.                                      264,038         28,450,095
--------------------------------------------------------------------------------
OMI Corp.                                             18,000            397,080
--------------------------------------------------------------------------------
Overseas Shipholding
Group, Inc.                                           14,100            907,899
--------------------------------------------------------------------------------
Paramount
Resources Ltd., Cl. A 1                              173,600          5,583,671
--------------------------------------------------------------------------------
Pogo Producing Co.                                    41,200          1,823,924
--------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                   55,720            757,737
--------------------------------------------------------------------------------
ProspEx
Resources Ltd. 1                                      72,240            261,716
--------------------------------------------------------------------------------
Real Resources, Inc. 1                                20,000            397,632
--------------------------------------------------------------------------------
St. Mary Land &
Exploration Co.                                       15,700            675,100
--------------------------------------------------------------------------------
Sunoco, Inc.                                         110,000          7,649,400
--------------------------------------------------------------------------------
Tesoro Corp.                                          50,400          3,769,920
--------------------------------------------------------------------------------
Thunder Energy Trust                                 101,488            812,478
--------------------------------------------------------------------------------
Tusk Energy Corp. 1                                  291,600            899,252
--------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                258,700            797,794
--------------------------------------------------------------------------------
Valero Energy Corp.                                  403,802         27,228,369
--------------------------------------------------------------------------------
Vault Energy Trust                                    28,100            225,704
--------------------------------------------------------------------------------
W&T Offshore, Inc.                                    26,200            892,372
--------------------------------------------------------------------------------
XTO Energy, Inc.                                     122,700          5,765,673
                                                                ----------------
                                                                    460,581,197

--------------------------------------------------------------------------------
FINANCIALS--22.4%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.9%
American Capital
Strategies Ltd. 2                                     35,300          1,235,500
--------------------------------------------------------------------------------
Ameriprise
Financial, Inc.                                      112,740          5,028,204

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bank of New York
Co., Inc. (The)                                      368,000    $    12,368,480
--------------------------------------------------------------------------------
Bear Stearns
Cos., Inc. (The)                                     130,000         18,443,100
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The)                                    189,600         28,961,400
--------------------------------------------------------------------------------
Greenhill & Co., Inc.                                 12,000            695,520
--------------------------------------------------------------------------------
Janus Capital
Group, Inc.                                           76,700          1,241,773
--------------------------------------------------------------------------------
Jefferies Group, Inc.                                 58,400          1,517,232
--------------------------------------------------------------------------------
Knight Capital
Group, Inc., Cl. A 1                                  46,600            770,764
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.                                       318,600         20,693,070
--------------------------------------------------------------------------------
Mellon Financial Corp.                               417,100         14,598,500
--------------------------------------------------------------------------------
Merrill Lynch
& Co., Inc.                                          420,000         30,584,400
--------------------------------------------------------------------------------
Morgan Stanley                                       457,100         30,397,150
--------------------------------------------------------------------------------
Northern Trust Corp.                                  69,200          3,951,320
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1                             6,300            322,497
--------------------------------------------------------------------------------
Raymond James
Financial, Inc.                                       43,200          1,255,392
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                29,700            471,636
                                                                ----------------
                                                                    172,535,938

--------------------------------------------------------------------------------
COMMERCIAL BANKS--4.7%
BB&T Corp.                                           232,800          9,775,272
--------------------------------------------------------------------------------
Comerica, Inc.                                        42,800          2,505,940
--------------------------------------------------------------------------------
Hanmi Financial Corp.                                 18,300            348,432
--------------------------------------------------------------------------------
Huntington
Bancshares, Inc.                                      68,300          1,663,105
--------------------------------------------------------------------------------
KeyCorp                                              184,900          6,822,810
--------------------------------------------------------------------------------
M&T Bank Corp.                                        81,400          9,924,288
--------------------------------------------------------------------------------
National City Corp.                                  438,900         15,800,400
--------------------------------------------------------------------------------
North Fork
Bancorporation, Inc.                                  29,300            830,069
--------------------------------------------------------------------------------
PNC Financial
Services Group, Inc.                                 101,100          7,161,924
--------------------------------------------------------------------------------
Sterling Financial
Corp., Western US                                     11,300            361,261
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                                 199,700         15,750,339


                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
TCF Financial Corp.                                   45,200    $     1,216,332
--------------------------------------------------------------------------------
TD Banknorth, Inc.                                     5,900            171,100
--------------------------------------------------------------------------------
U.S. Bancorp                                         899,400         28,780,800
--------------------------------------------------------------------------------
Wachovia Corp.                                       624,838         33,510,062
--------------------------------------------------------------------------------
Wells Fargo & Co.                                    440,000         31,829,600
                                                                ----------------
                                                                    166,451,734

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
American Express Co.                                 178,300          9,282,298
--------------------------------------------------------------------------------
AmeriCredit Corp. 1                                  113,600          2,793,424
--------------------------------------------------------------------------------
Capital One
Financial Corp.                                       19,464          1,505,540
--------------------------------------------------------------------------------
Cash America
International, Inc.                                   10,100            345,925
                                                                ----------------
                                                                     13,927,187

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
Bank of America Corp.                              1,349,041         69,516,084
--------------------------------------------------------------------------------
CIT Group, Inc.                                      196,400          9,016,724
--------------------------------------------------------------------------------
Citigroup, Inc.                                    1,492,000         72,078,520
--------------------------------------------------------------------------------
International Securities
Exchange, Inc., Cl. A                                  9,100            370,279
--------------------------------------------------------------------------------
JPMorgan Chase
& Co.                                              1,070,652         48,843,144
                                                                ----------------
                                                                    199,824,751

--------------------------------------------------------------------------------
INSURANCE--5.9%
ACE Ltd.                                             253,000         13,037,090
--------------------------------------------------------------------------------
AFLAC, Inc.                                          170,300          7,517,042
--------------------------------------------------------------------------------
Allstate Corp.                                       399,000         22,671,180
--------------------------------------------------------------------------------
AMBAC Financial
Group, Inc.                                           16,700          1,387,937
--------------------------------------------------------------------------------
American International
Group, Inc.                                          320,000         19,414,400
--------------------------------------------------------------------------------
AmerUs Group Co.                                      32,700          2,193,843
--------------------------------------------------------------------------------
Aon Corp.                                            136,000          4,655,280
--------------------------------------------------------------------------------
Arch Capital
Group Ltd. 1                                           5,800            352,988
--------------------------------------------------------------------------------
Assurant, Inc.                                        43,800          2,109,846
--------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                  29,400          1,058,400
--------------------------------------------------------------------------------
Chubb Corp.                                          274,900         13,860,458

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Cincinnati
Financial Corp.                                       28,100    $     1,325,196
--------------------------------------------------------------------------------
Genworth
Financial, Inc., Cl. A                               225,000          7,717,500
--------------------------------------------------------------------------------
Hanover Insurance
Group, Inc.                                           34,800          1,610,544
--------------------------------------------------------------------------------
Harleysville Group, Inc.                               1,300             41,249
--------------------------------------------------------------------------------
Hartford Financial
Services Group,
Inc. (The)                                           199,900         16,959,516
--------------------------------------------------------------------------------
Infinity Property
& Casualty Corp.                                      19,800            813,582
--------------------------------------------------------------------------------
LandAmerica
Financial Group, Inc.                                 22,300          1,423,409
--------------------------------------------------------------------------------
Lincoln National Corp.                               252,371         14,304,388
--------------------------------------------------------------------------------
Loews Corp.                                           69,600          2,579,376
--------------------------------------------------------------------------------
MBIA, Inc.                                            38,800          2,281,828
--------------------------------------------------------------------------------
MetLife, Inc.                                        134,400          6,988,800
--------------------------------------------------------------------------------
Nationwide Financial
Services, Inc., Cl. A                                 15,800            712,264
--------------------------------------------------------------------------------
Ohio Casualty Corp.                                   77,300          2,003,616
--------------------------------------------------------------------------------
Old Republic
International Corp.                                   43,075            916,205
--------------------------------------------------------------------------------
Principal Financial
Group, Inc. (The)                                    320,200         17,290,800
--------------------------------------------------------------------------------
Progressive Corp.                                     90,000          2,177,100
--------------------------------------------------------------------------------
Prudential
Financial, Inc.                                      256,900         20,202,616
--------------------------------------------------------------------------------
Safety Insurance
Group, Inc.                                            7,100            376,726
--------------------------------------------------------------------------------
Selective Insurance
Group, Inc.                                           14,500            739,500
--------------------------------------------------------------------------------
St. Paul Travelers
Cos., Inc. (The)                                     440,300         20,165,740
--------------------------------------------------------------------------------
StanCorp Financial
Group, Inc.                                           10,800            465,372
                                                                ----------------
                                                                    209,353,791

--------------------------------------------------------------------------------
REAL ESTATE--0.1%
CB Richard Ellis
Group, Inc., Cl. A 1                                  68,700          1,616,511
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                              20,800          1,699,360


                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE Continued
Stratus Properties, Inc. 1                             2,300    $        59,340
--------------------------------------------------------------------------------
Trammell Crow Co. 1                                    9,700            334,262
                                                                ----------------
                                                                      3,709,473

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.8%
Astoria Financial Corp.                               73,350          2,182,163
--------------------------------------------------------------------------------
BankUnited Financial
Corp., Cl. A                                          11,400            337,326
--------------------------------------------------------------------------------
Golden West
Financial Corp.                                       27,900          2,055,114
--------------------------------------------------------------------------------
Hudson City
Bancorp, Inc.                                         55,400            718,538
--------------------------------------------------------------------------------
MAF Bancorp, Inc.                                      8,300            340,300
--------------------------------------------------------------------------------
MGIC
Investment Corp.                                      16,100            916,251
--------------------------------------------------------------------------------
New York Community
Bancorp, Inc.                                         63,500          1,036,955
--------------------------------------------------------------------------------
PMI Group, Inc. (The)                                 47,900          2,033,834
--------------------------------------------------------------------------------
Radian Group, Inc.                                    54,800          3,371,844
--------------------------------------------------------------------------------
Washington Mutual,
Inc.                                                 359,755         16,081,049
                                                                ----------------
                                                                     29,073,374

--------------------------------------------------------------------------------
HEALTH CARE--11.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.7%
Amgen, Inc. 1                                        205,000         14,296,700
--------------------------------------------------------------------------------
Applera Corp./Applied
Biosystems Group                                     116,100          3,732,615
--------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                   75,000          3,159,000
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                               57,400          3,528,952
                                                                ----------------
                                                                     24,717,267

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Becton,
Dickinson & Co.                                      226,900         14,957,248
--------------------------------------------------------------------------------
Boston Scientific Corp.                              171,926          1,223,461
--------------------------------------------------------------------------------
Edwards Lifesciences
Corp. 1                                               16,900            747,656
--------------------------------------------------------------------------------
Hospira, Inc. 1                                       50,000          2,184,500
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                             8,200            725,700
--------------------------------------------------------------------------------
Medtronic, Inc.                                      455,000         22,986,600

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Varian, Inc. 1                                         8,600    $       386,828
                                                                ----------------
                                                                     43,211,993

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
AmerisourceBergen
Corp.                                                127,500          5,482,500
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                331,300         22,197,100
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                    381,400         20,137,920
--------------------------------------------------------------------------------
CIGNA Corp.                                           21,000          1,916,250
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                               40,000          3,081,200
--------------------------------------------------------------------------------
HCA, Inc.                                            279,300         13,730,388
--------------------------------------------------------------------------------
Humana, Inc. 1                                        71,900          4,021,367
--------------------------------------------------------------------------------
Laboratory Corp.
of America Holdings 1                                 42,000          2,705,640
--------------------------------------------------------------------------------
Magellan Health
Services, Inc. 1                                      21,800          1,047,926
--------------------------------------------------------------------------------
Manor Care, Inc.                                      26,700          1,336,335
--------------------------------------------------------------------------------
McKesson Corp.                                       363,600         18,321,804
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                         29,600          1,255,040
--------------------------------------------------------------------------------
Quest Diagnostics, Inc.                               78,100          4,695,372
--------------------------------------------------------------------------------
Sierra Health
Services, Inc. 1                                      62,600          2,703,068
--------------------------------------------------------------------------------
UnitedHealth
Group, Inc.                                          636,250         30,431,838
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                    302,790         22,557,855
                                                                ----------------
                                                                    155,621,603

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Emdeon Corp. 1                                       150,000          1,804,500
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Abbott Laboratories                                  540,000         25,795,800
--------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                 21,500            485,470
--------------------------------------------------------------------------------
Andrx Corp. 1                                         16,400            391,140
--------------------------------------------------------------------------------
Bristol-Myers
Squibb Co.                                           633,800         15,192,186
--------------------------------------------------------------------------------
Endo
Pharmaceuticals
Holdings, Inc. 1                                      27,200            845,104
--------------------------------------------------------------------------------
Johnson & Johnson                                    775,000         48,476,250


                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PHARMACEUTICALS Continued
King
Pharmaceuticals, Inc. 1                              182,600    $     3,107,852
--------------------------------------------------------------------------------
Merck & Co., Inc.                                    965,100         38,864,577
--------------------------------------------------------------------------------
Perrigo Co.                                           22,700            359,568
--------------------------------------------------------------------------------
Pfizer, Inc.                                       1,650,000         42,883,500
--------------------------------------------------------------------------------
Sciele Pharma, Inc. 1                                 15,300            312,732
--------------------------------------------------------------------------------
Wyeth                                                132,600          6,427,122
                                                                ----------------
                                                                    183,141,301

--------------------------------------------------------------------------------
INDUSTRIALS--13.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.6%
Alliant
Techsystems, Inc. 1                                   26,200          2,099,668
--------------------------------------------------------------------------------
Armor Holdings, Inc. 1                                 9,900            511,434
--------------------------------------------------------------------------------
Boeing Co.                                           390,000         30,193,800
--------------------------------------------------------------------------------
General
Dynamics Corp.                                       312,100         20,916,942
--------------------------------------------------------------------------------
Honeywell
International, Inc.                                   70,000          2,709,000
--------------------------------------------------------------------------------
Lockheed
Martin Corp.                                         288,900         23,019,552
--------------------------------------------------------------------------------
Northrop
Grumman Corp.                                        308,200         20,399,758
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1                              22,300            399,393
--------------------------------------------------------------------------------
Raytheon Co.                                         428,300         19,303,481
--------------------------------------------------------------------------------
United
Technologies Corp.                                   150,000          9,328,500
                                                                ----------------
                                                                    128,881,528

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
EGL, Inc. 1                                           39,600          1,738,836
--------------------------------------------------------------------------------
Expeditors
International of
Washington, Inc.                                      64,300          2,923,721
--------------------------------------------------------------------------------
FedEx Corp.                                          132,900         13,915,959
--------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                              31,200            704,496
--------------------------------------------------------------------------------
Pacer
International, Inc.                                   31,600            943,260
--------------------------------------------------------------------------------
United Parcel
Service, Inc., Cl. B                                 220,000         15,160,200
                                                                ----------------
                                                                     35,386,472

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AIRLINES--0.3%
AMR Corp. 1,2                                         37,000    $       814,000
--------------------------------------------------------------------------------
Continental
Airlines, Inc., Cl. B 1,2                            103,000          2,713,020
--------------------------------------------------------------------------------
Southwest Airlines Co.                               200,000          3,598,000
--------------------------------------------------------------------------------
US Airways
Group, Inc. 1                                         36,300          1,658,547
                                                                ----------------
                                                                      8,783,567

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Lennox
International, Inc.                                    8,800            200,728
--------------------------------------------------------------------------------
Masco Corp.                                          571,600         15,278,868
--------------------------------------------------------------------------------
Universal Forest
Products, Inc.                                         5,200            264,108
--------------------------------------------------------------------------------
USG Corp. 1                                           45,000          2,086,200
                                                                ----------------
                                                                     17,829,904

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.7%
Administaff, Inc.                                     23,000            727,030
--------------------------------------------------------------------------------
Allied Waste
Industries, Inc. 1                                    20,900            212,344
--------------------------------------------------------------------------------
Banta Corp.                                            6,700            236,711
--------------------------------------------------------------------------------
Cendant Corp.                                         23,500            352,735
--------------------------------------------------------------------------------
Harland (John H.) Co.                                  7,900            310,549
--------------------------------------------------------------------------------
Ikon Office
Solutions, Inc.                                       67,300            929,413
--------------------------------------------------------------------------------
Manpower, Inc.                                        53,400          3,176,232
--------------------------------------------------------------------------------
Republic Services, Inc.                               51,300          2,060,208
--------------------------------------------------------------------------------
Robert Half
International, Inc.                                   57,400          1,857,464
--------------------------------------------------------------------------------
Tetra Tech, Inc. 1                                    21,300            341,439
--------------------------------------------------------------------------------
Waste
Management, Inc.                                     376,400         12,940,632
--------------------------------------------------------------------------------
West Corp. 1                                          32,900          1,569,988
                                                                ----------------
                                                                     24,714,745

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
EMCOR Group, Inc. 1                                    7,800            401,856
--------------------------------------------------------------------------------
Granite
Construction, Inc.                                    38,600          1,678,714
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                               54,800            874,608
                                                                ----------------
                                                                      2,955,178


                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.0%
Acuity Brands, Inc.                                   38,400    $     1,679,232
--------------------------------------------------------------------------------
Belden CDT, Inc.                                      50,100          1,625,745
--------------------------------------------------------------------------------
Cooper Industries
Ltd., Cl. A                                           13,700          1,180,392
--------------------------------------------------------------------------------
Emerson Electric Co.                                 223,600         17,646,512
--------------------------------------------------------------------------------
Genlyte Group,
Inc. (The) 1                                          22,300          1,550,965
--------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                  21,800          1,024,600
--------------------------------------------------------------------------------
Rockwell
Automation, Inc.                                     162,000         10,040,760
--------------------------------------------------------------------------------
Smith (A.O.) Corp.                                     8,000            342,880
                                                                ----------------
                                                                     35,091,086

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.2%
3M Co.                                               400,000         28,160,000
--------------------------------------------------------------------------------
General Electric Co.                               2,500,000         81,725,000
--------------------------------------------------------------------------------
Tyco International Ltd.                              130,600          3,407,354
                                                                ----------------
                                                                    113,292,354

--------------------------------------------------------------------------------
MACHINERY--2.4%
AGCO Corp. 1                                          38,500            883,960
--------------------------------------------------------------------------------
Albany International
Corp., Cl. A                                          14,300            513,799
--------------------------------------------------------------------------------
Caterpillar, Inc.                                    174,000         12,331,380
--------------------------------------------------------------------------------
Cummins, Inc.                                         13,100          1,532,700
--------------------------------------------------------------------------------
Danaher Corp.                                        175,000         11,410,000
--------------------------------------------------------------------------------
Eaton Corp.                                          215,700         13,826,370
--------------------------------------------------------------------------------
Flowserve Corp. 1                                     13,100            678,580
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                            445,500         20,372,715
--------------------------------------------------------------------------------
Ingersoll-Rand
Co. Ltd., Cl. A                                      283,700         10,156,460
--------------------------------------------------------------------------------
Kaydon Corp.                                          10,000            362,500
--------------------------------------------------------------------------------
Manitowoc Co.,
Inc. (The)                                            14,800            581,048
--------------------------------------------------------------------------------
NACCO Industries,
Inc., Cl. A                                            4,700            649,399
--------------------------------------------------------------------------------
Nordson Corp.                                          8,100            368,550
--------------------------------------------------------------------------------
Paccar, Inc.                                          54,400          4,392,800
--------------------------------------------------------------------------------
SPX Corp.                                             59,000          3,224,350
--------------------------------------------------------------------------------
Toro Co. (The)                                        33,600          1,391,376
--------------------------------------------------------------------------------
Trinity Industries, Inc.                              18,700            624,954

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY Continued
Wabtec Corp.                                          21,300    $       565,728
                                                                ----------------
                                                                     83,866,669

--------------------------------------------------------------------------------
MARINE--0.0%
Kirby Corp. 1                                         23,800            764,218
--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Arkansas Best Corp.                                   31,300          1,390,659
--------------------------------------------------------------------------------
Con-way, Inc.                                         12,400            613,552
--------------------------------------------------------------------------------
CSX Corp.                                            209,000         12,682,120
--------------------------------------------------------------------------------
Laidlaw
International, Inc.                                   25,200            667,800
--------------------------------------------------------------------------------
Norfolk
Southern Corp.                                        11,100            481,962
--------------------------------------------------------------------------------
Ryder Systems, Inc.                                   34,300          1,728,720
--------------------------------------------------------------------------------
Swift Transportation
Co., Inc. 1                                           24,800            663,400
                                                                ----------------
                                                                     18,228,213

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial
Technologies, Inc.                                    16,200            377,784
--------------------------------------------------------------------------------
WESCO
International, Inc. 1                                  9,000            524,250
                                                                ----------------
                                                                        902,034

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.2%
Avaya, Inc. 1                                         40,000            370,400
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                              1,621,200         28,938,420
--------------------------------------------------------------------------------
CommScope, Inc. 1                                     52,000          1,623,960
--------------------------------------------------------------------------------
Lucent
Technologies, Inc. 1                                 762,203          1,623,492
--------------------------------------------------------------------------------
Motorola, Inc.                                     1,145,800         26,078,408
--------------------------------------------------------------------------------
Polycom, Inc. 1                                      117,900          2,617,380
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                       450,000         15,867,000
                                                                ----------------
                                                                     77,119,060

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.3%
Apple Computer, Inc. 1                               108,800          7,394,048
--------------------------------------------------------------------------------
Dell, Inc. 1                                       1,250,000         27,100,000
--------------------------------------------------------------------------------
EMC Corp. 1                                          350,000          3,552,500
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                1,154,800         36,849,668


                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
International Business
Machines Corp.                                       460,000    $    35,608,600
--------------------------------------------------------------------------------
Komag, Inc. 1                                          8,000            306,480
--------------------------------------------------------------------------------
NCR Corp. 1                                           31,900          1,025,266
--------------------------------------------------------------------------------
Western Digital Corp. 1                              196,700          3,450,118
                                                                ----------------
                                                                    115,286,680

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
Agilent
Technologies, Inc. 1                                 360,800         10,261,152
--------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                             88,000          2,486,880
--------------------------------------------------------------------------------
AVX Corp.                                             27,000            408,780
--------------------------------------------------------------------------------
Littlefuse, Inc. 1                                    10,700            361,446
--------------------------------------------------------------------------------
Mettler-Toledo
International, Inc. 1                                 16,800          1,033,704
--------------------------------------------------------------------------------
MTS Systems Corp.                                      9,400            346,484
--------------------------------------------------------------------------------
Plexus Corp. 1                                        38,700            964,404
--------------------------------------------------------------------------------
Rofin-Sinar
Technologies, Inc. 1                                   6,100            328,363
--------------------------------------------------------------------------------
Rogers Corp. 1                                         2,600            148,200
--------------------------------------------------------------------------------
Solectron Corp. 1                                    777,500          2,348,050
--------------------------------------------------------------------------------
Tech Data Corp. 1                                     65,400          2,431,572
                                                                ----------------
                                                                     21,119,035

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.7%
Digital Insight Corp. 1                                7,000            165,200
--------------------------------------------------------------------------------
EarthLink, Inc. 1                                     85,800            618,618
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                 54,300         20,992,380
--------------------------------------------------------------------------------
RealNetworks, Inc. 1                                  35,900            358,641
--------------------------------------------------------------------------------
United Online, Inc.                                   91,300            996,083
                                                                ----------------
                                                                     23,130,922

--------------------------------------------------------------------------------
IT SERVICES--1.3%
Acxiom Corp.                                          30,000            734,400
--------------------------------------------------------------------------------
Ceridian Corp. 1                                      31,900            765,919
--------------------------------------------------------------------------------
Computer
Sciences Corp. 1                                     216,100         11,321,479
--------------------------------------------------------------------------------
Convergys Corp. 1                                     86,800          1,656,144
--------------------------------------------------------------------------------
CSG Systems
International, Inc. 1                                 30,500            794,220
--------------------------------------------------------------------------------
First Data Corp.                                     529,100         21,613,735

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
Fiserv, Inc. 1                                        86,300    $     3,767,858
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                25,300            360,272
--------------------------------------------------------------------------------
Global Payments, Inc.                                 15,800            672,132
--------------------------------------------------------------------------------
MoneyGram
International, Inc.                                   20,100            616,065
--------------------------------------------------------------------------------
MPS Group, Inc. 1                                     85,800          1,114,542
--------------------------------------------------------------------------------
Paychex, Inc.                                        126,100          4,310,098
                                                                ----------------
                                                                     47,726,864

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.3%
Xerox Corp. 1                                        788,700         11,112,783
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.6%
Advanced Micro
Devices, Inc. 1                                      220,000          4,265,800
--------------------------------------------------------------------------------
Analog Devices, Inc.                                 223,400          7,222,522
--------------------------------------------------------------------------------
Applied Materials, Inc.                              822,800         12,950,872
--------------------------------------------------------------------------------
Cymer, Inc. 1                                         30,100          1,177,512
--------------------------------------------------------------------------------
Freescale
Semiconductor,
Inc., Cl. B 1                                        578,882         16,509,715
--------------------------------------------------------------------------------
Intel Corp.                                        1,962,700         35,328,600
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                111,900          2,630,769
--------------------------------------------------------------------------------
Lam Research Corp. 1                                  85,800          3,568,422
--------------------------------------------------------------------------------
MEMC Electronic
Materials, Inc. 1                                     49,700          1,511,874
--------------------------------------------------------------------------------
Micron
Technology, Inc. 1                                   847,100         13,206,289
--------------------------------------------------------------------------------
OmniVision
Technologies, Inc. 1                                  25,500            484,500
--------------------------------------------------------------------------------
ON Semiconductor
Corp. 1                                              240,800          1,514,632
--------------------------------------------------------------------------------
Texas Instruments, Inc.                              848,800         25,277,264
--------------------------------------------------------------------------------
Zoran Corp. 1                                         65,700          1,054,485
                                                                ----------------
                                                                    126,703,256

--------------------------------------------------------------------------------
SOFTWARE--3.2%
BEA Systems, Inc. 1                                  301,800          3,543,132
--------------------------------------------------------------------------------
BMC Software, Inc. 1                                 114,500          2,681,590
--------------------------------------------------------------------------------
Cadence Design
Systems, Inc. 1                                       51,800            838,642
--------------------------------------------------------------------------------
Fair Isaac Corp.                                      58,700          1,982,886


                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Intuit, Inc. 1                                       350,000    $    10,804,500
--------------------------------------------------------------------------------
Lawson Software, Inc. 1                              142,900            957,430
--------------------------------------------------------------------------------
Microsoft Corp.                                    2,850,000         68,485,500
--------------------------------------------------------------------------------
MicroStrategy,
Inc., Cl. A 1                                          5,800            478,210
--------------------------------------------------------------------------------
Oracle Corp. 1                                     1,500,000         22,455,000
--------------------------------------------------------------------------------
Reynolds & Reynolds
Co., Cl. A                                             7,300            258,347
--------------------------------------------------------------------------------
Synopsys, Inc. 1                                      42,900            767,910
--------------------------------------------------------------------------------
TIBCO Software, Inc. 1                               199,600          1,588,816
--------------------------------------------------------------------------------
Transaction Systems
Architects, Inc., Cl. A 1                             10,100            373,902
                                                                ----------------
                                                                    115,215,865

--------------------------------------------------------------------------------
MATERIALS--3.3%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
Air Products &
Chemicals, Inc.                                      180,100         11,513,793
--------------------------------------------------------------------------------
Fuller (H.B.) Co.                                      8,500            339,830
--------------------------------------------------------------------------------
Hercules, Inc. 1                                      23,400            325,260
--------------------------------------------------------------------------------
NewMarket Corp.                                        6,300            313,614
--------------------------------------------------------------------------------
OM Group, Inc. 1                                      10,900            382,808
--------------------------------------------------------------------------------
PolyOne Corp. 1                                       50,100            418,335
--------------------------------------------------------------------------------
PPG Industries, Inc.                                 158,800          9,772,552
--------------------------------------------------------------------------------
Rohm & Haas Co.                                      238,300         10,990,396
--------------------------------------------------------------------------------
Schulman (A.), Inc.                                   11,400            249,432
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                   17,094            224,786
--------------------------------------------------------------------------------
Valspar Corp. (The)                                   25,600            630,528
--------------------------------------------------------------------------------
Westlake
Chemical Corp.                                        13,700            375,380
                                                                ----------------
                                                                     35,536,714

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc.                                 17,800            640,088
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp.
of America                                            44,200          1,013,506
--------------------------------------------------------------------------------
Pactiv Corp. 1                                        75,800          1,857,858
--------------------------------------------------------------------------------
Silgan Holdings, Inc.                                  7,800            288,678
--------------------------------------------------------------------------------
Temple-Inland, Inc.                                   26,200          1,114,548
                                                                ----------------
                                                                      4,274,590

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--2.2%
AK Steel
Holding Corp. 1                                      138,100    $     1,784,252
--------------------------------------------------------------------------------
Aleris
International, Inc. 1                                  3,900            159,666
--------------------------------------------------------------------------------
Carpenter
Technology Corp.                                      27,300          2,686,320
--------------------------------------------------------------------------------
Chaparral Steel Co. 1                                  5,300            372,007
--------------------------------------------------------------------------------
Commercial Metals Co.                                 28,800            653,472
--------------------------------------------------------------------------------
Freeport-McMoRan
Copper & Gold,
Inc., Cl. B                                          303,600         16,564,416
--------------------------------------------------------------------------------
Nucor Corp.                                          351,300         18,678,621
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                   173,200         15,127,288
--------------------------------------------------------------------------------
Quanex Corp.                                          31,350          1,137,692
--------------------------------------------------------------------------------
Reliance Steel &
Aluminum Co.                                          78,200          2,803,470
--------------------------------------------------------------------------------
Ryerson, Inc.                                         13,300            359,765
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                      10,000            339,000
--------------------------------------------------------------------------------
Southern
Copper Corp. 2                                       117,000         11,290,500
--------------------------------------------------------------------------------
Steel Dynamics, Inc.                                  51,700          2,999,634
--------------------------------------------------------------------------------
United States
Steel Corp.                                           34,700          2,188,529
--------------------------------------------------------------------------------
Worthington
Industries, Inc.                                      43,400            886,228
                                                                ----------------
                                                                     78,030,860

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
AT&T, Inc.                                           180,555          5,414,844
--------------------------------------------------------------------------------
BellSouth Corp.                                      320,000         12,534,400
--------------------------------------------------------------------------------
CenturyTel, Inc.                                      59,900          2,310,343
--------------------------------------------------------------------------------
Citizens
Communications Co.                                   170,400          2,186,232
--------------------------------------------------------------------------------
Embarq Corp. 1                                        34,461          1,559,360
--------------------------------------------------------------------------------
Qwest
Communications
International, Inc. 1                              2,181,900         17,433,381
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                 288,190          9,746,586
                                                                ----------------
                                                                     51,185,146


                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Sprint Nextel Corp.                                1,080,626    $    21,396,395
--------------------------------------------------------------------------------
UTILITIES--1.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
American Electric
Power Co., Inc.                                      440,000         15,892,800
--------------------------------------------------------------------------------
Edison
International, Inc.                                  115,400          4,775,252
--------------------------------------------------------------------------------
Progress Energy, Inc.                                  8,800            383,240
                                                                ----------------
                                                                     21,051,292

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Canadian Hydro
Developers, Inc. 1                                   280,000          1,298,931
--------------------------------------------------------------------------------
Constellation
Energy Group, Inc.                                    24,700          1,430,377
                                                                ----------------
                                                                      2,729,308

--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
New Jersey
Resources Corp.                                        7,400            369,482
--------------------------------------------------------------------------------
ONEOK, Inc.                                           59,600          2,217,716
                                                                ----------------
                                                                      2,587,198

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.6%
Alliant Energy Corp.                                  32,000          1,157,760
--------------------------------------------------------------------------------
Avista Corp.                                          15,000            374,700
--------------------------------------------------------------------------------
CenterPoint
Energy, Inc.                                          34,300            471,282
--------------------------------------------------------------------------------
Duke Energy Corp.                                    225,000          6,822,000
--------------------------------------------------------------------------------
PG&E Corp.                                           338,300         14,100,343
                                                                ----------------
                                                                     22,926,085
                                                                ----------------
Total Common Stocks
(Cost $3,165,469,998)                                             3,501,510,919

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.1%
--------------------------------------------------------------------------------
Undivided interest of 3.19% in joint
repurchase agreement (Principal Amount/Value
$1,265,611,000, with a maturity value of
$1,265,794,514) with UBS Warburg LLC, 5.22%,
dated 7/31/06, to be repurchased at
$40,440,863 on 8/1/06, collateralized by
Federal National Mortgage Assn.,
5%-6%, 4/1/35-12/1/35, with a value of
$845,724,461 and Federal Home Loan Mortgage
Corp., 5.50%, 5/1/35, with a value of
$448,829,145
(Cost $40,435,000)                              $ 40,435,000    $    40,435,000

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $3,205,904,998)                                             3,541,945,919

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED--0.3% 4
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.29% in joint
repurchase agreement (Principal Amount/Value
$3,200,000,000, with a maturity value of
$3,200,471,111) with Nomura Securities,
5.30%, dated 7/31/06, to be repurchased
at $9,229,559 on 8/1/06, collateralized
by U.S. Agency Mortgages, 0.00%--6%,
11/15/18--6/25/43, with a value
of $3,264,000,000
(Cost $9,228,200)                                  9,228,200          9,228,200

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $3,215,133,198)                                  100.2%     3,551,174,119
--------------------------------------------------------------------------------
LIABILITIES
IN EXCESS OF
OTHER ASSETS                                            (0.2)        (8,126,306)
                                                --------------------------------
NET ASSETS                                             100.0%   $ 3,543,047,813
                                                ================================


                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See Note 7 of accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of July 31, 2006 was $1,778,005, which represents 0.05% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

4. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  31 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

JULY 31, 2006
------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $3,215,133,198)--see accompanying statement of investments             $3,551,174,119
------------------------------------------------------------------------------------------------------------------
Cash                                                                                                    2,059,575
------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                       32,056,442
Shares of beneficial interest sold                                                                     14,852,930
Interest and dividends                                                                                  3,322,020
Other                                                                                                      31,211
                                                                                                   ---------------
Total assets                                                                                        3,603,496,297

------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                              9,228,200
------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                                       5,339
------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                  45,880,616
Shares of beneficial interest redeemed                                                                  3,678,466
Distribution and service plan fees                                                                        700,282
Transfer and shareholder servicing agent fees                                                             585,199
Shareholder communications                                                                                291,205
Trustees' compensation                                                                                     13,818
Other                                                                                                      65,359
                                                                                                   ---------------
Total liabilities                                                                                      60,448,484

------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $3,543,047,813
                                                                                                   ===============

------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                         $      255,075
------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          3,093,199,165
------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       8,606,259
------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                        104,944,824
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                         336,042,490
                                                                                                   ---------------
NET ASSETS                                                                                         $3,543,047,813
                                                                                                   ===============


                  32 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,284,256,820
and 162,748,750 shares of beneficial interest outstanding)                                          $14.04
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)     $14.90
-----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $479,197,777 and 35,498,112 shares
of beneficial interest outstanding)                                                                 $13.50
-----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $539,719,887 and 39,804,896 shares
of beneficial interest outstanding)                                                                 $13.56
-----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $90,293,114 and 6,523,848 shares
of beneficial interest outstanding)                                                                 $13.84
-----------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$149,580,215 and 10,499,438 shares of beneficial interest outstanding)                              $14.25

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED JULY 31, 2006
----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $90,961)                   $  53,621,511
----------------------------------------------------------------------------------------
Interest                                                                      1,725,683
----------------------------------------------------------------------------------------
Portfolio lending fees                                                           81,544
----------------------------------------------------------------------------------------
Other income                                                                     40,157
                                                                          --------------
Total investment income                                                      55,468,895

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              19,747,594
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       5,069,773
Class B                                                                       4,548,246
Class C                                                                       4,895,417
Class N                                                                         365,648
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       3,689,756
Class B                                                                       1,140,040
Class C                                                                         861,349
Class N                                                                         223,180
Class Y                                                                          76,332
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         334,196
Class B                                                                         146,253
Class C                                                                          88,068
Class N                                                                           9,706
----------------------------------------------------------------------------------------
Trustees' compensation                                                           41,557
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                      21,789
----------------------------------------------------------------------------------------
Administration service fees                                                       1,500
----------------------------------------------------------------------------------------
Other                                                                           148,020
                                                                          --------------
Total expenses                                                               41,408,424
Less reduction to custodian expenses                                               (395)
                                                                          --------------
Net expenses                                                                 41,408,029

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        14,060,866


                  34 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                               $ 184,963,358
Foreign currency transactions                                                 2,047,241
                                                                          --------------

Net realized gain                                                           187,010,599
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                  12,385,684
Translation of assets and liabilities denominated in foreign currencies        (573,040)
                                                                          --------------
Net change in unrealized appreciation                                        11,812,644

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 212,884,109
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                      2006               2005
-----------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $    14,060,866    $    14,830,462
-----------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 187,010,599         92,792,414
-----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                              11,812,644        247,988,516
                                                                              -----------------------------------

Net increase in net assets resulting from operations                              212,884,109        355,611,392

-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                           (10,637,707)        (8,491,754)
Class B                                                                                    --                 --
Class C                                                                                    --                 --
Class N                                                                              (132,814)          (157,883)
Class Y                                                                              (560,500)          (243,531)
-----------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (67,064,022)      (105,627,017)
Class B                                                                           (15,360,581)       (30,629,022)
Class C                                                                           (16,219,982)       (30,454,372)
Class N                                                                            (2,237,212)        (3,271,155)
Class Y                                                                            (2,290,379)        (1,898,777)

-----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                           373,976,885        513,526,048
Class B                                                                            31,524,508         41,817,432
Class C                                                                            77,090,387         73,074,302
Class N                                                                            29,774,958         21,285,409
Class Y                                                                           102,803,865         35,344,456

-----------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------
Total increase                                                                    713,551,515        859,885,528
-----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             2,829,496,298      1,969,610,770
                                                                              -----------------------------------

End of period (including accumulated net investment income
of $8,606,259 and $5,865,831, respectively)                                   $ 3,543,047,813    $ 2,829,496,298
                                                                              ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A         YEAR ENDED JULY 31,                      2006            2005            2004              2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.58     $     12.69     $     10.70       $      9.28     $    10.47
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .09 1           .12 1          (.02)             (.01)          (.04)
Net realized and unrealized gain (loss)                   .91            1.86            2.01              1.43          (1.15)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                         1.00            1.98            1.99              1.42          (1.19)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.07)           (.08)             --                --             --
Distributions from net realized gain                     (.47)          (1.01)             --                --             --
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.54)          (1.09)             --                --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     14.04     $     13.58     $     12.69       $     10.70     $     9.28
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       7.51%          16.16%          18.60%            15.30%        (11.37)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 2,284,257     $ 1,844,002     $ 1,213,822       $   501,277     $  300,244
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 2,044,335     $ 1,490,786     $   892,462       $   362,221     $  248,681
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.68%           0.90%           0.11%            (0.02)%        (0.36)%
Total expenses                                           1.08% 4         1.11% 4         1.17% 4,5         1.23% 4        1.30% 4,5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            107%            134%              165%           165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B         YEAR ENDED JULY 31,                      2006            2005            2004              2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.11     $     12.31     $     10.47       $      9.15     $    10.40
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.02) 1          .01 1          (.07)             (.07)          (.06)
Net realized and unrealized gain (loss)                   .88            1.80            1.91              1.39          (1.19)
                                                  ------------------------------------------------------------------------------
Total from investment operations                          .86            1.81            1.84              1.32          (1.25)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --              --                --             --
Distributions from net realized gain                     (.47)          (1.01)             --                --             --
                                                  ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.47)          (1.01)             --                --             --
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     13.50     $     13.11     $     12.31       $     10.47     $     9.15
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.64%          15.17%          17.57%            14.43%        (12.02)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   479,198     $   434,456     $   366,608       $   237,002     $  167,906
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   455,267     $   403,468     $   321,870       $   187,066     $  117,801
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            (0.15)%          0.06%          (0.76)%           (0.85)%        (1.11)%
Total expenses                                           1.91%           1.95%           2.01%             2.12%          2.05%
Expenses after payments and waivers and
reduction to custodian expenses                          1.91%           1.95%           2.01%             2.07%          2.05%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            107%            134%              165%           165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  38 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C         YEAR ENDED JULY 31,                      2006            2005            2004              2003           2002
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.16     $     12.34     $     10.48       $      9.15     $    10.40
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.01) 1          .02 1          (.05)             (.06)          (.06)
Net realized and unrealized gain (loss)                   .88            1.81            1.91              1.39          (1.19)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                          .87            1.83            1.86              1.33          (1.25)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       --              --              --                --             --
Distributions from net realized gain                     (.47)          (1.01)             --                --             --
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.47)          (1.01)             --                --             --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     13.56     $     13.16     $     12.34       $     10.48     $     9.15
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       6.69%          15.30%          17.75%            14.54%        (12.02)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   539,720     $   448,492     $   348,928       $   198,180     $  141,434
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   489,988     $   404,242     $   289,046       $   159,105     $   97,899
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                            (0.07)%          0.16%          (0.63)%           (0.73)%        (1.11)%
Total expenses                                           1.83% 4         1.85% 4         1.89% 4,5         1.95% 4        2.05% 4,5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            107%            134%              165%           165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  39 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N         YEAR ENDED JULY 31,                      2006            2005            2004              2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.40     $     12.56     $     10.62       $      9.23     $    10.45
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .04 1           .06 1          (.04)             (.03)          (.03)
Net realized and unrealized gain (loss)                   .90            1.84            1.98              1.42          (1.19)
                                                  ------------------------------------------------------------------------------
Total from investment operations                          .94            1.90            1.94              1.39          (1.22)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.03)           (.05)             --                --             --
Distributions from net realized gain                     (.47)          (1.01)             --                --             --
                                                  ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.50)          (1.06)             --                --             --
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     13.84     $     13.40     $     12.56       $     10.62     $     9.23
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       7.09%          15.62%          18.27%            15.06%        (11.67)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    90,293     $    58,243     $    33,665       $    13,369     $    5,158
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    73,232     $    46,600     $    22,846       $     8,524     $    2,026
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             0.30%           0.46%          (0.28)%           (0.30)%        (0.67)%
Total expenses                                           1.45%           1.54%           1.62%             1.49%          1.58%
Expenses after payments and waivers and
reduction to custodian expenses                          1.45%           1.53%           1.54%             1.49%          1.58%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            107%            134%              165%           165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  40 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS Y         YEAR ENDED JULY 31,                      2006            2005            2004              2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $     13.76     $     12.86     $     10.79       $      9.31     $    10.48
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                              .14 1           .15 1           .05               .02           (.03)
Net realized and unrealized gain (loss)                   .93            1.89            2.02              1.46          (1.14)
                                                  ------------------------------------------------------------------------------
Total from investment operations                         1.07            2.04            2.07              1.48          (1.17)
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.11)           (.13)             --                --             --
Distributions from net realized gain                     (.47)          (1.01)             --                --             --
                                                  ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.58)          (1.14)             --                --             --
--------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $     14.25     $     13.76     $     12.86       $     10.79     $     9.31
                                                  ==============================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       7.94%          16.43%          19.18%            15.90%        (11.16)%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   149,580     $    44,303     $     6,589       $     4,428     $    2,696
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    90,378     $    27,864     $     5,921       $     3,102     $    1,953
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                             1.01%           1.14%           0.57%             0.44%         (0.07)%
Total expenses                                           0.72%           0.82%           0.67%             0.77%          1.04%
Expenses after payments and waivers and
reduction to custodian expenses                          0.72%           0.82%           0.67%             0.77%          1.00%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   107%            107%            134%              165%           165%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  41 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                  42 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                  43 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
   NET INVESTMENT        LONG-TERM                LOSS     FOR FEDERAL INCOME
   INCOME                     GAIN    CARRYFORWARD 1,2           TAX PURPOSES
   --------------------------------------------------------------------------
   $69,225,526         $57,883,739                 $--           $322,497,609

1. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                        INCREASE TO          REDUCTION TO
                                        ACCUMULATED       ACCUMULATED NET
      INCREASE TO                    NET INVESTMENT         REALIZED GAIN
      PAID-IN CAPITAL                        INCOME      ON INVESTMENTS 3
      -------------------------------------------------------------------
      $15,114,346                           $10,583           $15,124,929

3. $15,114,346, including $7,383,231 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended July 31, 2006 and July 31, 2005 was as follows:

                                         YEAR ENDED            YEAR ENDED
                                      JULY 31, 2006         JULY 31, 2005
      -------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                 $  52,090,254         $  56,154,423
      Long-term capital gain             62,412,943           124,619,088
                                      -----------------------------------
      Total                           $ 114,503,197         $ 180,773,511
                                      ===================================


                  44 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                      $ 3,228,683,227
      Federal tax cost of other investments                    (1,281,188)
                                                          ---------------
      Total federal tax cost                              $ 3,227,402,039
                                                          ===============

      Gross unrealized appreciation                       $   391,522,404
      Gross unrealized depreciation                           (69,024,795)
                                                          ---------------
      Net unrealized appreciation                         $   322,497,609
                                                          ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian


                  45 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED JULY 31, 2006          YEAR ENDED JULY 31, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                          62,869,272    $ 873,080,913       56,087,001    $ 721,077,772
Dividends and/or
distributions reinvested       5,159,682       70,068,382        8,073,322      102,773,406
Redeemed                     (41,110,606)    (569,172,410)     (23,990,423)    (310,325,130)
                             ---------------------------------------------------------------
Net increase                  26,918,348    $ 373,976,885       40,169,900    $ 513,526,048
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS B
Sold                           8,780,545    $ 117,691,080        7,455,377    $  93,788,134
Dividends and/or
distributions reinvested       1,095,487       14,383,831        2,298,859       28,413,904
Redeemed                      (7,511,524)    (100,550,403)      (6,393,766)     (80,384,606)
                             ---------------------------------------------------------------
Net increase                   2,364,508    $  31,524,508        3,360,470    $  41,817,432
                             ===============================================================


                  46 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                 YEAR ENDED JULY 31, 2006          YEAR ENDED JULY 31, 2005
                                  SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------
CLASS C
Sold                          11,513,308    $ 154,857,515        9,222,465    $ 116,397,855
Dividends and/or
distributions reinvested       1,109,776       14,626,844        2,177,660       27,002,990
Redeemed                      (6,904,619)     (92,393,972)      (5,588,953)     (70,326,543)
                             ---------------------------------------------------------------
Net increase                   5,718,465    $  77,090,387        5,811,172    $  73,074,302
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS N
Sold                           3,562,111    $  48,776,400        2,320,216    $  29,787,035
Dividends and/or
distributions reinvested         168,140        2,256,437          262,057        3,301,929
Redeemed                      (1,553,253)     (21,257,879)        (916,516)     (11,803,555)
                             ---------------------------------------------------------------
Net increase                   2,176,998    $  29,774,958        1,665,757    $  21,285,409
                             ===============================================================

--------------------------------------------------------------------------------------------
CLASS Y
Sold                           7,545,296    $ 106,647,019        2,709,492    $  35,440,606
Dividends and/or
distributions reinvested         207,332        2,850,821          166,190        2,142,194
Redeemed                        (471,958)      (6,693,975)        (169,258)      (2,238,344)
                             ---------------------------------------------------------------
Net increase                   7,280,670    $ 102,803,865        2,706,424    $  35,344,456
                             ===============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2006, were as follows:

                                         PURCHASES             SALES
        ------------------------------------------------------------
        Investment securities       $3,857,434,198    $3,342,640,470

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

FEE SCHEDULE AUG. 1, 2005 TO DEC. 31, 2005                  FEE SCHEDULE EFFECTIVE JAN. 1, 2006
------------------------------------------------------------------------------------------------
Up to $200 million of net assets             0.75%    Up to $200 million of net assets     0.75%
Next $200 million of net assets              0.72     Next $200 million of net assets      0.72
Next $200 million of net assets              0.69     Next $200 million of net assets      0.69
Next $200 million of net assets              0.66     Next $200 million of net assets      0.66
Over $800 million of net assets              0.60     Next $4.2 billion of net assets      0.60
                                                      Over $5 billion of net assets        0.58

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per


                  47 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

account fee. For the year ended July 31, 2006, the Fund paid $5,859,519 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2006 for Class B, Class C and Class N shares were $5,931,247, $5,255,295 and $1,163,144, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.


                  48 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------
July 31, 2006      $1,838,991          $6,857        $673,734         $44,389         $24,044

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of July 31, 2006, the Fund had outstanding foreign currency contracts as follows:

                                        CONTRACT
                          EXPIRATION      AMOUNT       VALUATION AS OF      UNREALIZED
CONTRACT DESCRIPTION            DATE      (000S)         JULY 31, 2006    DEPRECIATION
---------------------------------------------------------------------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)         8/1/06       1,450CAD         $1,281,188         $ 5,148
Canadian Dollar (CAD)         8/3/06         457CAD            404,351             191
                                                                               --------
                                                                               $ 5,339
                                                                               ========

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of July 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its


                  49 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES Continued

net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                           ACQUISITION                  VALUATION AS OF      UNREALIZED
SECURITY                         DATES          COST      JULY 31, 2006    APPRECIATION
----------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.        1/18/05    $  401,683        $   980,211       $ 578,528
Tusk Energy Corp.             11/15/04       463,330            797,794         334,464
                                          ----------------------------------------------
                                          $  865,013        $ 1,778,005       $ 912,992
                                          ==============================================

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of July 31, 2006, the Fund had on loan securities valued at $8,716,546 , which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Investments sold." Collateral of $9,228,200 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense


                  50 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2006, the Manager is evaluating the implications of FIN 48. Its impact in the Fund's financial statements has not yet been determined.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds including the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  51 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER MAIN STREET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Opportunity Fund as of July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
September 14, 2006


                  52 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.2827 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 9, 2005. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended July 31, 2006 which are not designated as capital gain distributions should be multiplied by 41.33% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended July 31, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $51,872,981 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2007, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2006, $440,714 or 3.89% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $106,584,520 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  53 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  54 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE       NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT TRUSTEES               THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
                                   COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                   RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,              Chairman of the following private mortgage banking companies: Cherry Creek Mortgage
Chairman of the Board              Company (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
of Trustees (since 2003),          Mortgage Company (since 1993); Chairman of the following private companies:
Trustee (since 2000)               Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
Age: 69                            Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry
                                   Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                   (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                   Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title
                                   (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                   (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel)
                                   (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. AVIS,                    Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Trustee (since 1999)               equity funds) (until February 2001); Chairman, President and Chief Executive Officer
Age: 75                            of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons,
                                   Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc. (until March
                                   1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999); Chairman of
                                   A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management (investment adviser) (until March 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                   Assistant Secretary and Director of Centennial Asset Management Corporation (December
Trustee (since 1999)               1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation
Age: 69                            (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                   Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999).
                                   Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                 Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Trustee (since 1999)               June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 68                            Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                   Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group
                                   (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

JON S. FOSSEL,                     Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1999)               Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 64                            Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                   Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                   Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                   Executive Officer and Director of the following:


                  55 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JON S. FOSSEL,                     Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager),
Continued                          Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October
                                   1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                      Director of Colorado Uplift (charitable organization) (since September 1984). Mr.
Trustee (since 1999)               Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 65                            companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                   OppenheimerFunds complex.

BEVERLY L. HAMILTON,               Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)               (since February 2000); Board Member of Middlebury College (educational organization)
Age: 59                            (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of
                                   Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director
                                   (October 1991-2005) and Vice Chairman (since 2006) of American Funds' Emerging
                                   Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management
                                   Company (February 1991-April 2000); Member of the investment committees of The
                                   Rockefeller Foundation (since 2001) and The University of Michigan (since 2000);
                                   Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company)
                                   (April 1989-June 2004); Member of the investment committee of Hartford Hospital
                                   (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                  Director of Jones International University (educational organization) (since August
Trustee (since 2002)               2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 62                            (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S.
                                   Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                   Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                   Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas
                                   exploration) (1997-February 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,          Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)               (investment company) (since 1996) and MML Series Investment Fund (investment company)
Age: 64                            (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment
                                   Committee of the Worcester Polytech Institute (private university); President and
                                   Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July
                                   1999); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                   (commercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                   OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                 THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                        FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                   INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                   OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                   REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                   OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.


                  56 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and Director (since June 2001) and President (since
Trustee, President and             September 2000) of the Manager; President and director or trustee of other
Principal Executive Officer        Oppenheimer funds; President and Director of OAC and of Oppenheimer Partnership
(since 2001)                       Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
Age: 57                            Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                   November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                   (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                   (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional
                                   Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                   HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                   July 2001); President (since November 2001) and Director (since July 2001) of
                                   Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                   Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                   LLC) (since June 1995); Member of the Investment Company Institute's Board of
                                   Governors (since October 3, 2003); Chief Operating Officer of the Manager (September
                                   2000-June 2001); President and Trustee of MML Series Investment Fund and MassMutual
                                   Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief
                                   Executive Officer and Director of MML Bay State Life Insurance Company (September
                                   1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                   (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 86
                                   portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                           MONOYIOS, ZAVANELLI AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                   YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                                   CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL
                                   HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,              Senior Vice President of the Manager since October 2003; a Charted Financial Analyst.
Vice President and Portfolio       Formerly Vice President of the Manager (April 1998-September 2003). An officer of 6
Manager (since 2003)               portfolios in the OppenheimerFunds complex.
Age: 56

MARK ZAVANELLI,                    Vice President of the Manager since November 2000; a Chartered Financial Analyst; an
Vice President and Portfolio       officer of 3 portfolios in the OppenheimerFunds complex. Prior to joining the Manager
Manager (since 1999)               in May 1998, he was President of Waterside Capital Management, a registered
Age: 35                            investment advisor (August 1995-April 1998).

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and Chief           Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Compliance Officer                 Corporation and Shareholder Services, Inc. (since June 1983); Vice President and
(since 2004)                       Director of Internal Audit of the Manager (1997-February 2004). An officer of 86
Age: 56                            portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                   Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal            the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting           Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)               Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                            Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.


                  57 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                   and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
Continued                          (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                   Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                   March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                   OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief Operating
                                   Officer of Bankers Trust Company-Mutual Fund Services Division (March 1995-March
                                   1999). An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and Secretary       of the Manager; General Counsel and Director of the Distributor (since December
(since 2001)                       2001); General Counsel of Centennial Asset Management Corporation (since December
Age: 58                            2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                   Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                   November 2001); Assistant Secretary (since September 1997) and Director (since
                                   November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                   President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                   2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                   Senior Vice President, General Counsel and Director of Shareholder Financial
                                   Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                   President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                   Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                   Program (since June 2003); Senior Vice President and General Counsel of OFI
                                   Institutional Asset Management, Inc. (since November 2001); Director of
                                   OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                   1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                   of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                   Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                   International Ltd. (September 1997-November 2001). An officer of 86 portfolios in the
                                   OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  58 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $33,000 in fiscal 2006 and $32,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $8,085 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed $2,625 in fiscal 2006 and no such fees during fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $10,710 in fiscal 2006 and no such fees in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Opportunity Fund


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ JOHN V. MURPHY
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 09/14/2006


By:   /S/ BRIAN W. WIXTED
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 09/14/2006